RESTRICTED CASH	12 Months Ended
Nov. 30, 2019
Restricted Cash And Cash Equivalent Abstract
RESTRICTED CASH

4. RESTRICTED CASH

As at November 30, 2019, the Company held $672,663 (US$506,179) in restricted cash (2018 - $574,510) as follows:

a) $574,510 of restricted cash was held by the Company’s legal counsel as at November 30, 2018, in a trust account pursuant to the terms of an escrow agreement arising from the disposition of LBIX’s legacy beverage business. These funds were held aside for the purpose of existing claims, excluded liabilities and financial lease liabilities during the escrow period as specified in the terms of the sale agreement in relation to LBIX’s legacy beverage business.  During the year ended November 30, 2019, the funds were released.

b) As at November 30, 2019, the Company had a $672,663 (US$506,179) deposit certificate which earns interest at 1.49% per annum and matures and renews monthly.  The deposit certificate has been assigned as security to City National Bank for a revolving bank loan (Note 16).